Financial assets and liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 7,352	$ 21,779	$ 26,892
Expected unit sales price
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities		0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities		0.002
Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 7,352	$ 21,779
Discounted cash flow | Discounted cash flows
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities		0.005
Bottom of range | Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)		11.00%
Top of range | Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)		13.00%
Weighted Average | Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)		(12.50%)
Expected Sales Volume | Expected sales volumes
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities		0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities		0.002
Probability of Success | Probability of success measurement input
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.10	0.10
Probability of Success | Payment assumptions measurement input
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.20	0.20
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.200	0.20